Leases -Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Operating leases	6 years 1 month 20 days	5 years 8 months 4 days
Operating leases	8.65%	6.70%